                          MORGAN STANLEY ALLOCATOR FUND
                           1221 Avenue of the Americas
                            New York, New York 10020

                                            May 30, 2007

Securities and Exchange Commission
100 F Street N.E.
Washington, D.C.  20549

Re:  Morgan Stanley Allocator Fund
     File Nos.: 333-100833; 811-21248
     Rule 497 (j) filing

Dear Sir or Madam:

On behalf of the Registrant, the undersigned certifies that the form of
Prospectus and Statement of Additional Information that would have been filed under Section 497(c) would not have differed from those contained in the text of the Registrant's most recent registration statement that was filed electronically via EDGAR with the Securities and Exchange Commission on May 24,
2007.

                                               Very truly yours,

                                               /s/ Elisa Mitchell
                                               ------------------
                                               Elisa Mitchell
                                               Assistant Secretary

Enclosures
cc:  Amy R. Doberman